General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Biondvax Pharmaceuticals Ltd. (the “Company”), is a biotechnology company focused on developing, manufacturing, and commercializing innovative immunotherapeutic products primarily for the treatment of infectious and autoimmune diseases. The Company was incorporated on July 21, 2003 in Israel, and started its activity on March 31, 2005. The Company’s principal executive offices, manufacturing site and R&D laboratories are located at Jerusalem, Israel.

b.	On December 22, 2021, the Company signed an exclusive, worldwide, license agreement with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences, and the University Medical Center Göttingen (“UMG”), both in Germany, for the development and commercialization of an innovative Covid-19 NanoAb therapy and an accompanying research collaboration agreement with MPG and UMG in support of the abovementioned development of a COVID-19 NanoAb. The agreements became effective January 1, 2022 and provide for an upfront payment, development and sales milestones, and royalties based on sales and sharing of sublicense revenues.

c.	On February 7, 2022 the Company issued 15,000 ADSs (6,000,000 shares) to Max-Planck-Gesellschaft zur Förderung der Wissenschaften e.V. under our exclusive, worldwide, License Agreement with MPG and UMG pursuant to Regulation S under the Securities Act.

d.	On March 23, 2022, the Company executed an additional research collaboration agreement (RCA) with MPG and UMG covering discovery, selection and characterization of NanoAbs for several other disease indications with large and growing markets that leverage their unique and strong binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis. According to the contract, BiondVax will have an exclusive option for exclusive license agreement for the development and commercialization of each of the NanoAbs covered by the agreement with MPG and UMG.

e.

As of June 30, 2023, the Company’s cash and cash equivalents totaled $7,632. In the six months ended June 30, 2023, the Company had an operating loss of $7,277 and negative cash flows from operating activities of $5,935. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. Those factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on our financial condition and results of operations.

The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditures, including a cost saving plan. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing that are in the advanced planning phase. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s board of directors approved a cost saving plan, to be implemented if and as required, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consists of cutting expenditures by means of further efficiencies and synergies, which include mainly the following steps: reduction in headcount and postponing or cancelling capital expenditures that would not be required for the implementation of the revised business plan.

The Company and the board of directors believe, however, that its existing financial resources, potential successful capital raising exercises and its operating plans, including the possible disposition of assets outside the ordinary course of business, restructuring of debt, along with the effects of the cost-saving plan, may be adequate to satisfy its expected liquidity requirements for a period of at least twelve months from the end of the filing date, although there is no guarantee.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the six-months ended June 30, 2023  do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.